Capital Stock (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares
Capital Stock
Common stock, shares authorized	100
Common stock, par value per share | $ / shares	$ 0.0001
Common stock, shares issued	100
Common stock, shares outstanding	100
Common stock, number of votes per share | Vote	1
Forge Nano, Inc.
Capital Stock
Common stock, shares authorized	4,850,000	4,550,000
Preferred stock, shares authorized	4,663,753	1,931,849
Common stock, par value per share | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, par value per share | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued	1,648,841	1,643,081
Common stock, shares outstanding	1,648,841	1,643,081
Preferred stock, shares issued	1,925,348	1,676,528	1,594,215
Preferred stock, shares outstanding	1,925,348	1,676,528
Common stock, number of votes per share | Vote	1
Minimum issue price trigger multiple for conversion	3
Minimum gross proceeds from sale of common stock for conversion | $	$ 30,000
Preferred stock, non-cumulative dividend rate	7.00%
Preferred stock dividends | $	$ 0	$ 0